Other Payables and Accruals - Summary of Other Payables and Accruals (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Payables And Accruals [Abstract]
Payables in respect of research and development expenses	$ 5,518	$ 5,435	$ 4,248
Accrued salaries and bonuses	2,844	2,475	2,485
Accrued other expenses	1,381	1,662	2,265
Accrued directors and officers insurance expenses	1,093
Accrued share issue costs		0	644
Deposit received for a potential out-licensing drug patent (note)	1,000	1,000	1,000
Others payables	500	1,103	759
Total	$ 12,804	$ 11,675	$ 11,401